FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Estimated fair values of Company's debt	The estimated fair values of the Company’s debt with fixed interest rates are as follows:

	Carrying Value	Fair Value
	(In thousands)
December 31, 2013	$328,473	$364,329
March 31, 2014	$777,670	$823,603
The estimated fair value of the Company’s debt with fixed interest rates are as follows:

	Carrying Value	Fair Value
	(In thousands)
December 31, 2012	$345,408	$359,753
December 31, 2013	$328,473	$364,329

Summary of financial assets at fair value
The table below sets forth, by level, the Company’s financial assets and liabilities that are accounted for at fair value on a recurring basis:

	Year Ended December 31, 2012
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Available-for-sale investments included in Restricted investments and bond collateral	$191	$—	$—	$191
Available-for-sale investments included in Reclamation deposits	1,039	—	—	1,039
Total assets	$1,230	$—	$—	$1,230